OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS	NOTE 5 — OTHER CURRENT ASSETS:

	December 31, 2021	December 31, 2020
Prepaid expenses	539	3,263
Government departments and agencies	2,880	3,227
Related parties	—	367
	3,419	6,857